Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies

The following is a schedule by years of future repurchase contingencies under the leases as of June 30, 2025:

Fiscal Year	Amount
Remainder of 2025	$2,400
2026	21,562
2027	23,486
2028	5,037
2029	5,556
Thereafter	1,642
$59,683

The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2024:

Fiscal Year	Amount
2025	$8,893
2026	25,618
2027	22,666
2028	5,362
2029	5,852
$68,391